Operating Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Lease Payments [Abstract]
2025	$ 229
2026	223
2027	230
2028	195
2029	198
Thereafter	151
Total	1,226
Less: Imputed interest	(281)
Total	$ 945